Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)					1 Months Ended
	Dec. 01, 2019 EUR (€) yr € / shares	Oct. 10, 2019 EUR (€) yr € / shares	Nov. 15, 2018 EUR (€) yr € / shares	Dec. 01, 2017 EUR (€) € / shares	May 31, 2019 EUR (€) yr € / shares	Apr. 03, 2019 EUR (€) yr € / shares
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €		€ 5.63
Weighted average share price		€ 13.60
Exercise price		€ 13.60
Expected volatility (%)		41.40%
Expected life (years) | yr		5.37
Risk-free interest rate (%)		1.52%
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €	€ 9.49		€ 7.41		€ 7.04	€ 6.93
Weighted average share price	€ 19.84		€ 14.40		€ 16.03	€ 15.72
Exercise price	€ 15.82		€ 10.14		€ 15.39	€ 15.03
Expected volatility (%)	46.00%		46.00%		46.00%	46.00%
Expected life (years) | yr	5.50		5.84		6.00	6.00
Risk-free interest rate (%)	0.05%		0.05%		0.05%	0.05%
Share Appreciation Right
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €				€ 10.13
Exercise price				€ 10.13
Risk-free interest rate (%)				1.20%
WACC				8.20%
Tax rate				31.20%
Debt free net working capital (in % of sales)				5.50%
Long-term growth rate (%)				1.80%